SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 498	$ 975	$ 252
Grants in advance	368	268	90
Others	46	144	10
Other payables and accrued expenses	$ 912	$ 1,387	$ 352